Note 7 - Capital Stock and Reserves - Fair Value of Stock Option Assumptions (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2024 CAD ($) $ / shares	Mar. 31, 2024 CAD ($) $ / shares
Statement Line Items [Line Items]
Fair value per option | $	$ 3.12	$ 5.42
Exercise price (in CAD per share) | $ / shares	$ 3.91	$ 5.49
Expected life (years)	5	3.5
Interest rate	3.33%	4.17%
Annualized volatility (based on historical volatility)	109.00%	108.00%
Dividend yield	0.00%	0.00%